Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management [Abstract]
Financial Instruments and Risk Management
22.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
a)	Fair value measurement of financial assets and liabilities

The Company has established a fair value hierarchy that reflects the significance of inputs of valuation techniques used in making fair value measurements as follows:

Level 1 - quoted prices in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. from derived prices); and,

Level 3 - inputs for the asset or liability that are not based upon observable market data.

At December 31, 2018 and 2017, none of the Company’s financial assets and liabilities are measured and recognized in the consolidated statements of financial position at fair value with the exception of the reclamation bonds (note 11), share purchase warrants (note 15), and derivative asset/liability.

The carrying values of cash and cash equivalents, short-term investments, trade and other receivables, trade payables, vendor loan and equipment loan approximate their fair value due to their short-term nature.

At December 31, 2018 and 2017, there were no financial assets or liabilities measured and recognized in the consolidated statements of financial position at fair value that would be categorized as Level 2 or Level 3 in the fair value hierarchy above with the exception of the share purchase warrants (note 15) and derivative asset/liability, which are a Level 2 fair value measurements.

Zero cost collars

During the year ended December 31, 2018, the Company held option contracts whereby the Company purchased the option to sell gold ounces at a set price (“put option”) and financed the purchase price of this put option by selling the right to a third party to purchase a number of the Company’s gold ounces at a set price (“call option”). The Company has placed a minimum floor sales price and a maximum sales price on the ounces that are subject to these contracts.

During the year ended December 31, 2018, 25,000 put options and nil call options were settled resulting in a derivative gain of $878 (Year ended December 31, 2017 - $6).

At December 31, 2018, the fair value of the derivative asset of $nil (December 31, 2017 - $21) is based on the valuation of the outstanding gold option contracts using Level 2 inputs and valuation techniques.

There were no gold option contracts outstanding at December 31, 2018. Subsequent to December 31, 2018, a total of 18,000 gold ounces were placed under the above contracts with expiry through to June 28, 2019, with a weighted average floor price of $1,283 per gold ounce and a weighted average sales price of $1,355 per gold ounce. At March 12, 2019, all 18,000 options contracts were unsettled.

Forward sales contracts

Upon acquisition of Rye Patch (note 5), the Company assumed fixed price gold forward sales contracts with MBL covering 127,371 gold ounces to be settled through 2021. The contracts were treated as derivative financial instruments as they do not meet the own-use exemption under IFRS 9. At the Closing Date, the forward sales contracts were valued and determined to be a derivative liability of $9,674.

During the year ended December 31, 2018:

• 113,199 ounces were financially settled resulting in a realized gain of $2,886; and,

• 14,172 ounces were delivered into the contracts resulting in a realized gain of $674.

At December 31, 2018, the Company had nil fixed price gold forward sales contracts (December 31, 2017 - nil).

Subsequent to December 31, 2018, a total of 14,000 gold ounces were place under forward contracts with a weighted average price of $1,307 per gold ounce. At March 12, 2019, 7,000 were settled.

Risk management

The Company’s primary business activities consist of the acquisition, exploration, development and operation of mineral resource properties in the US and Mexico. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, commodity price risk, currency risk, liquidity risk, and interest rate risk. The Company’s risk management program strives to evaluate the unpredictability of financial and commodity markets and its objective is to minimize the potential adverse effects of such risks on the Company’s financial performance, where financially feasible to do so. When deemed material, these risks may be monitored by the Company’s corporate finance group and they are regularly discussed with the Board of Directors or one of its committees.

i.	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the consolidated financial statements.

The Company’s credit risk is predominantly limited to cash and cash equivalent balances held in financial institutions, the recovery of VAT receivable from the Mexican tax authorities, any gold and silver sales and related receivables and other receivables. The maximum exposure to the credit risk is equal to the carrying value of such financial assets. At December 31, 2018 and 2017, the Company expects to recover the full amount of such assets.

The objective of managing counterparty credit risk is to minimize potential losses in financial assets. The Company assesses the quality of its counterparties, taking into account their credit worthiness and reputation, past performance and other factors.

Cash and cash equivalents and short-term investments are only deposited with or held by major financial institutions where the Company conducts its business. In order to manage credit and liquidity risk, the Company invests only in highly rated investment grade instruments that have maturities of one year or less. Limits are also established based on the type of investment, the counterparty and the credit rating.

Gold and silver sales are made to a limited number of large international organizations specializing in the precious metals markets. The Company believes them to be of sound credit worthiness, and to date, all receivables have been settled in accordance with agreed upon terms and conditions. The Mexican tax authorities with whom the Company holds a VAT receivable balance, are also deemed to be of sound credit worthiness.

ii.	Commodity price risks

The Company is exposed to price risk associated with the volatility of the market price of commodities, in particular gold and silver, and also to many consumables that are used in the production of gold and silver.

The prices of most commodities are determined in international markets and as such the Company has limited or no ability to control or predict the future level of most commodity prices. In some instances, the Company may have the ability to enter into derivative financial instruments to manage the Company’s exposure to changes in the price of commodities such as gold, silver, oil and electricity.

iii.	Currency risk

The Company’s functional currency is the US dollar and therefore the Company’s earnings and comprehensive income are impacted by fluctuations in the value of foreign currencies in relation to the US dollar.

The table below summarizes the net monetary assets and liabilities held in foreign currencies:

	December 31, 2018	December 31, 2017
Canadian dollar net monetary (liabilities) assets	$(1,042)	$4,173
Mexican peso net monetary assets	5,628	5,403
	$4,586	$9,576

The effect on earnings before income tax at December 31, 2018, of a 10.0% change in the foreign currencies against the US dollar on the above-mentioned net monetary assets and liabilities of the Company is estimated to be an increase/decrease of $459 (December 31, 2017 - $958) assuming that all other variables remained constant.

The calculations above are based on the Company’s statement of financial position exposure at December 31, 2018.

iv.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements and its exploration and production plans.

In the normal course of business, the Company enters into contracts and performs business activities that give rise to commitments for future minimum payments. The Company has no concentrations of liquidity risk.

A summary of future operating commitments is presented in note 25.

v.	Interest rate risk

The Company’s interest revenue earned on cash and short-term investments are exposed to interest rate risk. The Company does not enter into derivative contracts to manage this risk, and the Company’s exposure to interest rate risk is low as the Company has a fixed interest rate on the short-term investments.

The Company has elected not to enter into interest rate swaps or other instruments to actively manage such risks.

vi.	Fair value disclosures

The carrying values of cash and cash equivalents, trade and other receivables, trade payables and accrued liabilities, equipment loan payables, vendor loan, and other financial liability approximate their fair value due to their short-term nature.